LEASE LIABILITY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RIGHT-OF-USE ASSET
Lease Payments	$ (22,939)	$ (37,162)	$ (36,528)
Lease Liability, Beginning	20,533	52,818
Accretion Expenses	2,406	4,877
Lease Liability, Ending	$ 0	$ 20,533